Consolidated Statement of Changes in Equity - CAD ($) $ in Thousands	Total	Contributed surplus	Accumulated other comprehensive income (loss)	Retained earnings (deficit)	Non-controlling interest	Common shares	Common shares Common Shares
Beginning balance at Jun. 30, 2017	$ 415,853	$ 26,310	$ (21,596)	$ 20,263	$ 86,556	$ 304,320	$ 304,320
Net (loss) income	(6,748)			(14,060)	7,312
Other comprehensive income (loss) for the year	6,978		6,978
Comprehensive income (loss)	230		6,978	(14,060)	7,312
Common shares issued	228	(200)					428
Dividends	(10,315)			(10,734)			419
Share-based compensation (note 13)	2,950	2,950
Disposal of interest in subsidiary, net of transaction costs and taxes (note 16)	4,036				4,036
Distributions to non-controlling interests	(12,190)				(12,190)
Ending balance at Jun. 30, 2018	400,792	29,060	(14,618)	(4,531)	85,714	305,167	305,167
Net (loss) income	(78,202)			(101,494)	23,292
Other comprehensive income (loss) for the year	(5,845)		(5,845)
Comprehensive income (loss)	(84,047)		(5,845)	(101,494)	23,292
Common shares issued	815	(1,176)					1,991
Share-based compensation (note 13)	1,354	1,354
Disposal of interest in subsidiary, net of transaction costs and taxes (note 16)	214,112			39,516	174,596
Distributions to non-controlling interests	(26,657)				(26,657)
Ending balance at Jun. 30, 2019	$ 499,978	$ 29,238	$ (19,982)	$ (73,381)	$ 256,945	$ 307,158	$ 307,158